UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08846
First Focus Funds, Inc.
(Exact name of registrant as specified in charter)

First National Bank, 1620 Dodge Street, Omaha, NE 68197

(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc. 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 662-4203
Date of fiscal year end: March 31, 2009
Date of reporting period: December 31, 2008

Item 1. Schedule of Investments.
First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (UNAUDITED)
SHORT-INTERMEDIATE BOND FUND

Principal	Security
Amount	Description	Value
Asset-Backed Securities (4.2%):
$975,000	AmeriCredit Automobile Receivables Trust, 5.64%, 9/6/13	$854,376
858,000	Countrywide Asset-Backed Certificates, 1.72%, 5/25/37 (a) (b)	448,521
916,304	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	595,006

Total Asset-Backed Securities		1,897,903

Commercial Mortgage Backed Securities (9.2%):
600,000	Banc of America Commercial Mortgage, Inc., 7.38%, 9/15/32	597,925
890,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	683,297
775,000	First Union National Bank Commercial Mortgage, 8.36%, 10/15/32 (a) (b)	837,751
580,000	First Union National Bank Commercial Mortgage, 6.67%, 12/12/33	560,549
671,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	652,844
850,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	816,089

Total Commercial Mortgage Backed Securities		4,148,455

Corporate Bonds (30.0%):
	Aerospace & Defense (0.8%):
350,000	United Technologies Corp., 6.10%, 5/15/12	372,302

	Banks (10.4%):
890,000	Bank of New York Co., Inc., 6.38%, 4/1/12	923,239
935,000	Bank One Corp., 10.00%, 8/15/10	985,264
800,000	Key Bank NA, 3.20%, 6/15/12 (L)	831,171
1,600,000	Regions Bank, 3.25%, 12/9/11	1,664,577
550,000	USB Capital IX, 6.19%, 4/15/49	258,500

		4,662,751

	Computers (2.8%):
825,000	Cisco Systems, Inc., 5.25%, 2/22/11 (L)	856,459
360,000	IBM Corp., 6.50%, 10/15/13	394,644
		1,251,103

	Cosmetics & Toiletries (0.8%):
350,000	Kimberly-Clark Corp., 5.00%, 8/15/13	359,392

	Electric Integrated (1.8%):
400,000	Dayton Power & Light Co., 5.13%, 10/1/13	406,316
380,000	Wisconsin Energy Corp., 6.50%, 4/1/11	393,125

		799,441

	Financial Services (9.4%):
825,000	Countrywide Home Loan, 5.63%, 7/15/09 (L)	821,372
710,000	General Electric Capital Corp., 5.88%, 2/15/12 (L)	729,960
850,000	Goldman Sachs Group, Inc., 6.88%, 1/15/11	856,209
900,000	Household Finance Corp., 4.75%, 7/15/13 (L)	821,048
350,000	Merrill Lynch & Co., Inc., 5.45%, 2/5/13	336,436
415,000	Morgan Stanley, 6.75%, 4/15/11	408,329
629,108	Preferred Term Securities XXIV Ltd., 2.30%, 3/22/37 (a) (b)	235,916

		4,209,270

	Food & Beverage (0.7%):
323,000	Kellogg Co., 5.13%, 12/3/12 (L)	322,891

	Oil & Gas Exploration Services (1.8%):
825,000	Phillips Petroleum Co., 6.38%, 3/30/09	829,254

	Retail (0.8%):
320,000	Wal-Mart Stores, Inc., 5.00%, 4/5/12 (L)	338,255

	Telecommunications (0.7%):
320,000	AT&T Corp., 7.30%, 11/15/11 (L)	332,469

Total Corporate Bonds		13,477,128

Mortgage-Backed Securities (12.8%):
	Fannie Mae (3.5%):
1,500,000	4.00%, 9/25/10	1,562,453
	Freddie Mac (9.3%)
1,829,230	4.50%, 1/15/17	1,878,344
2,260,000	4.50%, 12/15/17	2,298,116

		4,176,460

Total Mortgage-Backed Securities		5,738,913

U.S. Government Agency Obligations (18.1%):
	Fannie Mae (2.2%):
925,000	4.88%, 5/18/12	1,007,297
	Federal Home Loan Bank (8.1%)
1,700,000	4.88%, 5/14/10	1,792,844
1,800,000	3.50%, 7/16/10	1,856,543

		3,649,387

	Freddie Mac (7.8%)
1,700,000	6.88%, 9/15/10	1,853,981
1,510,000	4.50%, 7/15/13	1,642,811

		3,496,792

Total U.S. Government Agency Obligations		8,153,476

U.S. Treasury Obligations (24.2%):
	U.S. Treasury Inflation Index Notes (5.3%):
2,000,000	3.00%, 7/15/12 (L)	2,361,047
	U.S. Treasury Notes (18.9%)
1,000,000	4.50%, 11/15/10	1,073,672
1,700,000	4.50%, 9/30/11 (L)	1,865,352
5,000,000	4.25%, 9/30/12	5,582,810
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (Unaudited)
SHORT-INTERMEDIATE BOND FUND (CONTINUED)

	Security
Shares	Description	Value
U.S. Treasury Obligations — Continued

		8,521,834

Total U.S. Treasury Obligations		10,882,881

Investment Company (0.6%):
250,636	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.24% (c)	$250,636

Total Investment Company		250,636

Pool of Investments Held as Collateral For Loaned Securities (17.5%):
7,913,138	Securities Lending Quality Trust	7,846,944

Total Pool of Investments Held as Collateral For Loaned Securities		7,846,944

Total Investments— 116.6% (Cost $52,697,416) (d)		52,396,336

Liabilities in excess of other assets — (16.6)%		(7,489,121)

NET ASSETS — 100.0%		$44,907,215

(a)	Security exempt from registration Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Investment Advisor based on procedures approved by the Board of Directors.

(b)	Variable rate security. The rate reflected is the rate in effect at December 31, 2008.

(c)	Rate disclosed is the seven day yield as of December 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (UNAUDITED)
INCOME FUND

Principal	Security
Amount	Description	Value
Asset-Backed Securities (4.3%):
$1,075,000	Countrywide Asset-Backed Certificates, 1.72%, 5/25/37 (a) (b)	$561,958
1,176,977	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	764,275
868,098	Structured Asset Securities Corp., 5.30%, 9/25/33 (b)	833,703

Total Asset-Backed Securities		2,159,936

Commercial Mortgage Backed Securities (16.1%):
1,348,000	Banc of America Commercial Mortgage, Inc., 5.35%, 9/10/47 (b)	1,104,799
1,000,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	767,749
927,986	Citigroup Mortgage Loan Trust, Inc., 6.50%, 7/25/34	778,059
1,051,000	Commercial Mortgage Asset Trust, 7.64%, 11/17/32	1,013,036
849,746	Credit Suisse First Boston Mortgage Securities Corp., 5.75%, 4/25/33	803,010
900,000	First Union National Bank Commercial Mortgage, 8.36%, 10/15/32 (a) (b)	972,872
635,000	First Union National Bank Commercial Mortgage, 6.67%, 12/12/33	613,705
925,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	899,971
1,234,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	1,184,770

Total Commercial Mortgage Backed Securities		8,137,971

Corporate Bonds (27.7%):
	Aerospace & Defense (0.7%):
345,000	United Technologies Corp., 4.88%, 5/1/15	336,299

	Banks (7.2%):
975,000	Key Bank NA, 3.20%, 6/15/12	1,012,990
1,865,000	Regions Bank, 3.25%, 12/9/11 (L)	1,940,273
675,000	USB Capital IX, 6.19%, 4/15/49	317,250
350,000	Wachovia Bank NA, 6.60%, 1/15/38	379,718

		3,650,231

	Computers (2.6%):
485,000	Cisco Systems, Inc., 5.50%, 2/22/16	513,700
410,000	Hewlett-Packard Co., 6.50%, 7/1/12	441,254
300,000	IBM Corp., 7.00%, 10/30/25	351,476

		1,306,430

	Cosmetics & Toiletries (0.7%):
320,000	Kimberly-Clark Corp., 6.13%, 8/1/17	340,927

	Electric Integrated (1.4%):
315,000	Alabama Power Co., 5.50%, 10/15/17	311,736
400,000	Dayton Power & Light Co., 5.13%, 10/1/13	406,317

		718,053

	Financial Services (7.5%):
605,000	American Express Co., 6.80%, 9/1/66	313,179
510,000	General Electric Capital Corp., 4.88%, 3/4/15	496,759
475,000	HSBC Finance Corp., 6.75%, 5/15/11 (L)	472,942
965,000	John Deere Capital Corp., Series D, 2.88%, 6/19/12 (L)	992,494
365,000	Merrill Lynch & Co., 5.00%, 1/15/15	352,055
350,000	Morgan Stanley, 4.75%, 4/1/14	266,661
904,387	Preferred Term Securities XXI Ltd., 5.71%, 3/22/38 (a)	338,015
648,922	Preferred Term Securities XXIV Ltd., 2.30%, 3/22/37 (a) (b)	243,346
553,000	UBS Preferred Funding Trust, 6.24%, 5/29/49	302,006

		3,777,457

	Food & Beverage (0.7%):
400,000	Bottling Group LLC, Series B, 4.13%, 6/15/15	379,710

	Insurance (2.0%):
590,000	Chubb Corp., 6.80%, 11/15/31	572,650
420,000	General Reinsurance Corp., 9.00%, 9/12/09	436,677

		1,009,327

	Office Automation & Equipment (1.2%):
675,000	Pitney Bowes, Inc., 5.25%, 1/15/37	594,275

	Oil & Gas Exploration Services (0.9%):
400,000	Tosco Corp., 8.13%, 2/15/30	462,364

	Retail (0.7%):
335,000	Wal-Mart Stores, Inc., 5.80%, 2/15/18	370,694

	Telecommunications (0.7%):
355,000	AT&T, Inc., 5.50%, 2/1/18 (L)	358,772

	Utilities (1.4%):
590,000	Laclede Gas Co., 6.50%, 11/15/10	603,224
80,000	Laclede Gas Co., 6.50%, 10/15/12	83,107

		686,331

Total Corporate Bonds		13,990,870

Mortgage-Backed Securities (34.7%):
	Fannie Mae (9.1%)
836,992	5.50%, 11/1/16	863,402
181,788	4.50%, 12/1/18	186,982
1,315,000	4.00%, 2/25/19	1,262,832
1,174,592	7.50%, 8/1/22	1,250,962
362,947	5.00%, 8/1/34	370,959
620,070	5.50%, 8/1/37	636,373

		4,571,510

	Freddie Mac (25.6%)
976,202	5.00%, 12/15/15	1,014,315
2,485,000	4.00%, 1/15/17	2,485,364
600,701	4.50%, 1/15/17	616,829
1,090,000	4.50%, 4/15/19	1,097,952
1,244,000	4.50%, 6/15/21	1,218,728
308,047	4.25%, 4/15/22	308,046
2,040,000	5.00%, 4/15/28	2,091,954
2,030,000	5.00%, 2/15/29	2,076,423
2,025,000	5.00%, 3/15/34	2,039,964
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (Unaudited)
INCOME FUND (CONTINUED)

Shares or
Principal	Security
Amount	Description	Value
Mortgage-Backed Securities — Continued

		12,949,575

Total Mortgage-Backed Securities		17,521,085

U.S. Government Agency Obligations (4.8%):
	Fannie Mae (2.8%):
$1,200,000	5.38%, 6/12/17 (L)	$1,401,979
	Federal Home Loan Bank (1.0%):
460,000	3.88%, 6/14/13	487,183
	Freddie Mac (1.0%):
475,000	4.50%, 1/15/15	525,393

Total U.S. Government Agency Obligations		2,414,555

U.S. Treasury Obligations (11.4%):
	U.S. Treasury Bonds (2.6%):
850,000	8.88%, 2/15/19	1,306,742
	U.S. Treasury Inflation Index Notes (2.9%):
1,350,000	2.00%, 7/15/14	1,466,863
	U.S. Treasury Notes (5.9%)
400,000	4.00%, 2/15/15 (L)	455,750
250,000	4.50%, 11/15/15 (L)	296,485
1,900,000	4.63%, 2/15/17 (L)	2,247,047

		2,999,282

Total U.S. Treasury Obligations		5,772,887

Investment Company (0.5%):
244,854	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.24% (c)	244,854

Total Investment Company		244,854

Pool of Investments Held as Collateral For Loaned Securities (5.8%):
2,912,788	Securities Lending Quality Trust	2,912,388

Total Pool of Investments Held as Collateral For Loaned Securities		2,912,388

Total Investments— 105.3% (Cost $54,967,285) (d)		53,154,546

Liabilities in excess of other assets — (5.3)%		(2,739,380)

NET ASSETS — 100.0%		$50,415,166

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by Investment Advisor based on procedures approved by the Board of Directors.

(b)	Variable rate security. The rate reflected is the rate in effect at December 31, 2008.

(c)	Rate disclosed is the seven day yield as of December 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

(L)	All or a portion of security is on loan.

LLC	Limited Liability Co.
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (UNAUDITED)
BALANCED FUND

	Security
Shares	Description	Value
Common Stocks (55.4%):
	Aerospace & Defense (0.7%):
2,000	Alliant Techsystems, Inc. (a)	$171,520

	Biotechnology (0.9%):
4,500	Biogen Idec, Inc. (a)	214,335

	Broadcasting (0.5%):
7,000	Comcast Corp., Class A	118,160

	Chemicals (3.3%):
7,000	Agrium, Inc.	238,910
2,000	Potash Corp. of Saskatchewan, Inc.	146,440
2,500	Praxair, Inc.	148,400
6,000	Sigma-Aldrich Corp.	253,440

		787,190

	Communications (0.9%):
3,000	L-3 Communications Holdings, Inc.	221,340

	Computers (0.8%):
5,500	Hewlett-Packard Co.	199,595

	Energy (1.5%):
25,000	The Williams Cos., Inc.	362,000

	Financial Services (1.2%):
7,000	Affiliated Managers Group, Inc. (a)	293,440

	Food & Beverage (4.4%):
14,000	Central European Distribution Corp. (a)	275,800
10,000	Flowers Foods, Inc.	243,600
12,000	Kraft Foods, Inc.	322,200
12,000	The Hain Celestial Group, Inc. (a)	229,080

		1,070,680

	Health Care Services (1.9%):
6,000	Cerner Corp. (a)	230,700
8,000	Psychiatric Solutions, Inc. (a)	222,800

		453,500

	Household Products (2.2%):
10,000	Avon Products, Inc.	240,300
5,000	Church & Dwight Co., Inc.	280,600

		520,900

	Industrial (2.5%):
15,000	AGCO Corp. (a)	353,850
6,000	Peabody Energy Corp.	136,500
3,000	Snap-on, Inc.	118,140

		608,490

	Information Technology Services (3.2%):
15,000	Cognizant Technology Solutions Corp. (a)	270,900
2,000	Equinix, Inc. (a)	106,380
3,000	FactSet Research Systems, Inc.	132,720
7,000	FISERV, Inc. (a)	254,590

		764,590

	Insurance (4.6%):
6,000	AFLAC, Inc.	275,040
3,500	Everest Re Group Ltd.	266,490
12,000	HCC Insurance Holdings, Inc.	321,000
8,000	W.R. Berkley Corp.	248,000

		1,110,530

	Internet Security (1.4%):
25,000	Symantec Corp. (a)	338,000

	Manufacturing — Diversified (2.0%):
2,500	Eaton Corp.	124,275
8,000	Joy Global, Inc.	183,120
4,000	Roper Industries, Inc.	173,640

		481,035

	Medical Products (5.6%):
10,000	Charles River Laboratories International, Inc. (a)	262,000
12,000	Herbalife Ltd.	260,160
14,000	PSS World Medical, Inc. (a)	263,480
7,000	Stryker Corp.	279,650
8,000	Thermo Fisher Scientific, Inc. (a)	272,560

		1,337,850

	Medical Services (1.6%):
10,000	West Pharmaceutical Services, Inc.	377,700

	Oil & Gas Exploration Services (3.1%):
1,500	Apache Corp.	111,795
7,000	Forest Oil Corp. (a)	115,430
25,000	Helix Energy Solutions Group, Inc. (a)	181,000
2,000	Occidental Petroleum Corp.	119,980
6,000	XTO Energy, Inc.	211,620

		739,825

	Pharmaceuticals (3.6%):
5,000	Catalyst Health Solutions, Inc. (a)	121,750
6,000	CVS Caremark Corp.	172,440
10,000	Pharmaceutical Product Development, Inc.	290,100
10,000	Valeant Pharmaceuticals International (a)	229,000
5,000	ViroPharma, Inc. (a)	65,100

		878,390

	Railroads (1.2%):
6,000	Norfolk Southern Corp.	282,300

	Retail (0.5%):
2,500	Costco Wholesale Corp.	131,250

	Semiconductors (1.0%):
8,000	Intel Corp.	117,280
10,000	Tessera Technologies, Inc. (a)	118,800

		236,080

	Software (1.4%):
10,000	Adobe Systems, Inc. (a)	212,900
5,000	Citrix Systems, Inc. (a)	117,850

		330,750

	Telecommunications (0.7%):
10,000	Cisco Systems, Inc. (a)	163,000

	Textile — Apparel (1.2%):
8,000	Coach, Inc. (a)	166,160
8,000	Guess?, Inc.	122,800

		288,960

	Utilities (3.5%):
2,500	Exelon Corp.	139,025
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (Unaudited)
BALANCED FUND (CONTINUED)

Shares or
Principal	Security
Amount	Description	Value
Common Stocks — Continued
	Utilities — Continued
5,000	FPL Group, Inc.	$251,650
12,000	MDU Resources Group, Inc.	258,960
15,000	Southern Union Co.	195,600

		845,235

Total Common Stocks		13,326,645

Preferred Stocks (11.4%):
	Diversified Financial Services (10.3%):
15,000	Bank of America Corp., 8.20%	303,750
25,000	Barclays Bank PLC, 8.13%	375,500
15,000	Fifth Third Capital Trust VII, 8.88%	274,500
10,000	JPMorgan Chase & Co., 8.63%	251,800
14,000	Merrill Lynch & Co., 8.63%	276,920
25,000	Morgan Stanley Capital Trust VI, 6.60%	387,750
10,000	Regions Financing Trust III., 8.88%	208,400
20,000	Wachovia Preferred Funding Corp., 7.25%	403,200

		2,481,820

	Insurance (1.1%):
28,000	AEGON NV, 6.38%	275,240

Total Preferred Stocks		2,757,060

Corporate Bonds (24.9%):
	Energy (1.6%):
400,000	TransCanada Pipelines Ltd., 6.50%, 8/15/18	392,424

	Financial Services (15.1%):
400,000	American Express Credit Corp., 5.88%, 5/2/13	383,990
600,000	American General Financial Services, 6.90%, 12/15/17	259,664
500,000	Bank of America N.A., 6.00%, 6/15/16	499,699
380,000	General Electric Capital Corp., 5.25%, 10/19/12	382,740
500,000	Harley-Davidson Funding Corp., 6.80%, 6/15/18 (b)	269,814
400,000	International Lease Finance Corp., 6.38%, 3/25/13	271,718
500,000	KeyCorp, 6.50%, 5/14/13	460,943
200,000	Principal Life Global Funding I, 6.25%, 2/15/12 (b)	198,751
500,000	Regions Bank, 7.50%, 5/15/18	429,716
500,000	Wachovia Corp., 5.25%, 8/1/14	465,757

		3,622,792

	Food & Beverage (1.6%):
350,000	Coca-Cola Enterprises, 7.38%, 3/3/14	384,337

	Industrial (1.3%):
300,000	Stanley Works, 6.15%, 10/1/13	304,880

	Oil & Gas Exploration Services (0.8%):
200,000	Noble Holding International Ltd., 7.38%, 3/15/14	202,781

	Retail (1.9%):
500,000	Home Depot, Inc., 5.40%, 3/1/16	447,460

	Telecommunications (2.6%):
300,000	New Cingular Wireless Services, Inc., 7.88%, 3/1/11	310,573
300,000	Verizon Wireless, 7.38%, 11/15/13 (b)	316,524

		627,097

Total Corporate Bonds		5,981,771

U.S. Government Agency Obligations (2.2%):
	Fannie Mae (0.5%):
125,000	7.25%, 1/15/10	133,470
	Federal Farm Credit Bank (1.7%):
400,000	5.38%, 3/20/14	403,559

Total U.S. Government Agency Obligations		537,029

U.S. Treasury Obligation (2.6%):
	U.S. Treasury Notes (2.6%):
550,000	4.88%, 2/15/12	615,441

Total U.S. Treasury Obligation		615,441

Investment Company (8.1%):
1,938,578	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.24% (c)	1,938,578

Total Investment Company		1,938,578

Total Investments— 104.6% (Cost $28,048,132) (d)		25,156,524

Liabilities in excess of other assets — (4.6)%		(1,104,495)

NET ASSETS — 100.0%		$24,052,029

(a)	Non-income producing securities.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by Investment Advisor based on procedures approved by the Board of Directors.

(c)	Rate disclosed is the seven day yield as of December 31, 2008.

(d)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

PLC	Public Liability Co.
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (UNAUDITED)
CORE EQUITY FUND

	Security
Shares	Description	Value
Common Stocks (96.5%):
	Advertising (1.0%):
26,900	Omnicom Group, Inc.	$724,148

	Banks (4.4%):
53,500	BB&T Corp.	1,469,110
57,600	JPMorgan Chase & Co.	1,816,128

		3,285,238

	Biotechnology (2.6%):
23,800	Genentech, Inc. (a)	1,973,258

	Broadcasting (2.6%):
116,800	Comcast Corp., Class A	1,971,584

	Chemicals-Specialty (2.1%):
30,600	Air Products & Chemicals, Inc.	1,538,262

	Communications (0.8%):
19,900	AT&T, Inc.	567,150

	Computers (5.4%):
52,100	Hewlett-Packard Co.	1,890,709
25,100	International Business Machines Corp.	2,112,416

		4,003,125

	Consumer Durables (1.1%):
19,500	Mohawk Industries, Inc. (a)	837,915

	Diversified Manufacturing (6.0%):
47,000	3M Co.	2,704,380
108,200	General Electric Co.	1,752,840

		4,457,220

	Electrical Equipment (2.9%):
59,775	Emerson Electric Co.	2,188,363

	Energy (1.1%):
36,000	Peabody Energy Corp.	819,000

	Financial Services (4.5%):
27,600	Capital One Financial Corp.	880,164
62,800	Moody’s Corp.	1,261,652
40,700	Prudential Financial, Inc.	1,231,582

		3,373,398

	Food & Beverage (6.6%):
57,300	H.J. Heinz Co.	2,154,480
50,900	PepsiCo, Inc.	2,787,793

		4,942,273

	Household Products (4.1%):
30,000	Kimberly-Clark Corp.	1,582,200
24,000	Procter & Gamble Co.	1,483,680

		3,065,880

	Information Technology Services (3.2%):
58,500	Avnet, Inc. (a)	1,065,285
37,200	FISERV, Inc. (a)	1,352,964

		2,418,249

	Insurance (3.7%):
30,300	AFLAC, Inc.	1,388,952
27,500	Chubb Corp.	1,402,500

		2,791,452

	Machinery (0.9%):
38,100	Ingersoll Rand Company Ltd., Class A	661,035

	Medical Services (7.3%):
46,000	Cardinal Health, Inc.	1,585,620
	Medical Services — Continued
65,200	Medtronic, Inc.	2,048,584
66,800	UnitedHealth Group, Inc.	1,776,880

		5,411,084

	Oil & Gas Exploration Services (1.1%):
16,800	Transocean Ltd. (a)	793,800

	Oil Comp-Intergrated (10.2%):
14,650	Anadarko Petroleum Corp.	564,757
45,800	ChevronTexaco Corp.	3,387,826
15,200	ConocoPhillips	787,360
35,800	Exxon Mobil Corp.	2,857,914

		7,597,857

	Pharmaceuticals (6.1%):
61,200	Abbott Laboratories	3,266,244
31,600	Eli Lilly & Co.	1,272,532

		4,538,776

	Printing & Publishing (1.4%):
44,925	The McGraw-Hill Cos., Inc.	1,041,811

	Real Estate Investment Trusts (1.8%):
86,000	Annaly Capital Management, Inc.	1,364,820

	Retail (3.6%):
35,100	Kohl’s Corp. (a)	1,270,620
55,700	Walgreen Co.	1,374,119

		2,644,739

	Semiconductors (2.9%):
79,800	Applied Materials, Inc.	808,374
84,900	Texas Instruments, Inc.	1,317,648

		2,126,022

	Software (3.7%):
43,225	Adobe Systems, Inc. (a)	920,260
93,500	Microsoft Corp.	1,817,640

		2,737,900

	Telecommunications (2.2%):
102,800	Cisco Systems, Inc. (a)	1,675,640

	Utilities (3.2%):
64,675	Southern Co.	2,392,975

Total Common Stocks		71,942,974

Investment Company (3.2%):
2,333,619	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.24% (b)	2,333,619

Total Investment Company		2,333,619

Total Investments— 99.7% (Cost $79,603,658) (c)		74,276,593

Other assets in excess of liabilities — 0.3%		198,383

NET ASSETS — 100.0%		$74,474,976

(a)	Non-income producing securities.

(b)	Rate disclosed is the seven day yield as of December 31, 2008.

(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (UNAUDITED)
LARGE CAP GROWTH FUND

	Security
Shares	Description	Value
Common Stocks (95.7%):
	Air Courier Services (2.4%):
8,500	FedEx Corp.	$545,275

	Chemicals (4.5%):
17,300	Praxair, Inc.	1,026,928

	Commercial Services (2.4%):
23,600	Cintas Corp.	548,228

	Computers (2.1%):
47,400	Dell, Inc. (a)	485,376

	Cosmetics & Toiletries (2.7%):
9,150	Colgate-Palmolive Co.	627,141

	Diversified Manufacturing (6.4%):
13,200	3M Co.	759,528
20,000	Illinois Tool Works, Inc.	701,000

		1,460,528

	Electrical Components & Equipment (1.5%):
17,000	Koninklijke (Royal) Philips Electronics NV	337,790

	Financial Services (3.7%):
52,500	Charles Schwab Corp.	848,925

	Food & Beverage (13.2%):
18,000	General Mills, Inc.	1,093,500
15,900	PepsiCo, Inc.	870,843
35,700	Safeway, Inc.	848,589
24,000	Whole Foods Market, Inc.	226,560

		3,039,492

	Information Technology Services (7.7%):
21,500	eBay, Inc. (a)	300,140
19,100	FISERV, Inc. (a)	694,667
29,400	Paychex, Inc.	772,632

		1,767,439

	Medical Services (16.0%):
14,600	Amgen, Inc. (a)	843,150
91,100	Boston Scientific Corp. (a)	705,114
20,000	Medtronic, Inc.	628,400
11,300	Roche Holding AG — SP ADR	865,015
24,000	UnitedHealth Group, Inc.	638,400

		3,680,079

	Oil-Field Services (3.2%):
9,650	Schlumberger Ltd.	408,484
17,200	Suncor Energy, Inc.	335,400

		743,884

	Pharmaceuticals (3.9%):
15,100	Johnson & Johnson	903,433

	Restaurants (1.3%):
32,000	Starbucks Corp. (a)	302,720

	Retail (9.1%):
25,000	Family Dollar Stores, Inc.	651,750
42,500	Staples, Inc.	761,600
20,000	Target Corp.	690,600

		2,103,950

	Semiconductors (4.9%):
37,700	Intel Corp.	552,682
26,300	Linear Technology Corp.	581,756

		1,134,438

	Software (6.3%):
24,100	Adobe Systems, Inc. (a)	513,089
47,700	Microsoft Corp.	927,288

		1,440,377

	Telecommunications (4.3%):
61,000	Cisco Systems, Inc. (a)	994,300

Total Common Stocks		21,990,303

Investment Companies (3.8%):
879,017	Goldman Sachs Financial Square Funds, Prime Obligations Fund, 1.37% (b)	879,017

Total Investment Companies		879,017

Total Investments— 99.5% (Cost $32,355,396) (c)		22,869,320

Other assets in excess of liabilities — 0.5%		118,540

NET ASSETS — 100.0%		$22,987,860

(a)	Non-income producing securities.

(b)	Rate disclosed is the seven day yield as of December 31, 2008.

(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

ADR	American Depositary Receipt
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (UNAUDITED)
GROWTH OPPORTUNITIES FUND

	Security
Shares	Description	Value
Common Stocks (88.8%):
	Aerospace & Defense (2.3%):
12,000	Alliant Techsystems, Inc. (a)	$1,029,120

	Biotechnology (2.6%):
25,000	Biogen Idec, Inc. (a)	1,190,750

	Chemicals (4.6%):
24,000	Agrium, Inc.	819,120
6,000	Potash Corp. of Saskatchewan, Inc.	439,320
20,000	Sigma-Aldrich Corp.	844,800

		2,103,240

	Communications (2.0%):
12,000	L-3 Communications Holdings, Inc.	885,360

	Energy (1.9%):
60,000	The Williams Cos., Inc.	868,800

	Financial Services (1.8%):
20,000	Affiliated Managers Group, Inc. (a)	838,400

	Food & Beverage (5.2%):
46,000	Central European Distribution Corp. (a)	906,200
25,000	Flowers Foods, Inc.	609,000
45,000	The Hain Celestial Group, Inc. (a)	859,050

		2,374,250

	Health Care Services (4.4%):
30,000	Cerner Corp. (a)	1,153,500
30,000	Psychiatric Solutions, Inc. (a)	835,500

		1,989,000

	Household Products (3.4%):
30,000	Avon Products, Inc.	720,900
15,000	Church & Dwight Co., Inc.	841,800

		1,562,700

	Industrial (4.5%):
50,000	AGCO Corp. (a)	1,179,500
20,000	Peabody Energy Corp.	455,000
10,000	Snap-on, Inc.	393,800

		2,028,300

	Information Technology Services (6.4%):
40,000	Cognizant Technology Solutions Corp. (a)	722,400
7,000	Equinix, Inc. (a)	372,330
15,000	FactSet Research Systems, Inc.	663,600
32,000	FISERV, Inc. (a)	1,163,840

		2,922,170

	Insurance (6.6%):
10,000	AFLAC, Inc.	458,400
12,000	Everest Re Group Ltd.	913,680
30,000	HCC Insurance Holdings, Inc.	802,500
25,000	W.R. Berkley Corp.	775,000

		2,949,580

	Internet Security (2.4%):
80,000	Symantec Corp. (a)	1,081,600

	Manufacturing — Diversified (3.6%):
7,500	Eaton Corp.	372,825
28,000	Joy Global, Inc.	640,920
14,000	Roper Industries, Inc.	607,740

		1,621,485

	Medical Products (9.0%):
20,000	Charles River Laboratories International, Inc. (a)	524,000
40,000	Herbalife Ltd.	867,200
55,000	PSS World Medical, Inc. (a)	1,035,100
20,000	Stryker Corp.	799,000
24,000	Thermo Fisher Scientific, Inc. (a)	817,680

		4,042,980

	Medical Services (2.5%):
30,000	West Pharmaceutical Services, Inc.	1,133,100

	Oil & Gas Exploration Services (3.9%):
30,000	Forest Oil Corp. (a)	494,700
90,000	Helix Energy Solutions Group, Inc. (a)	651,600
18,000	XTO Energy, Inc.	634,860

		1,781,160

	Pharmaceuticals (5.9%):
20,000	Catalyst Health Solutions, Inc. (a)	487,000
40,000	Pharmaceutical Product Development, Inc.	1,160,400
35,000	Valeant Pharmaceuticals International (a)	801,500
18,000	ViroPharma, Inc. (a)	234,360

		2,683,260

	Railroads (1.7%):
16,000	Norfolk Southern Corp.	752,800

	Retail (1.2%):
10,000	Costco Wholesale Corp.	525,000

	Semiconductors (0.7%):
28,000	Tessera Technologies, Inc. (a)	332,640

	Software (4.4%):
40,000	Adobe Systems, Inc. (a)	851,600
48,000	Citrix Systems, Inc. (a)	1,131,360

		1,982,960

	Textile — Apparel (1.8%):
30,000	Coach, Inc. (a)	623,100
14,000	Guess?, Inc.	214,900

		838,000

	Utilities (6.0%):
15,000	FPL Group, Inc.	754,950
55,000	MDU Resources Group, Inc.	1,186,900
60,000	Southern Union Co.	782,400

		2,724,250

Total Common Stocks		40,240,905

Preferred Stocks (7.9%):
	Diversified Financial Services (7.9%):
50,000	Bank of America Corp., 8.20%	1,012,500
50,000	Barclays Bank PLC, 8.13%	751,000
50,000	Merrill Lynch & Co., 8.63%	989,000
40,000	Regions Financing Trust III., 8.88%	833,600
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (Unaudited)
GROWTH OPPORTUNITIES FUND (CONTINUED)

	Security
Shares	Description	Value
Preferred Stocks — Continued

Total Preferred Stocks		3,586,100

Investment Company (5.0%):
2,270,000	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.24% (b)	$2,270,000

Total Investment Company		2,270,000

Total Investments— 101.7% (Cost $51,655,086) (c)		46,097,005

Liabilities in excess of other assets — (1.7)%		(777,847)

NET ASSETS — 100.0%		$45,319,158

(a)	Non-income producing securities.

(b)	Rate disclosed is the seven day yield as of December 31, 2008.

(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

PLC	Public Liability Co.
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (UNAUDITED)
SMALL COMPANY FUND

	Security
Shares	Description	Value
Common Stocks (96.6%):
	Automotive (2.2%):
22,100	Clarcor, Inc.	$733,278

	Banks (12.9%):
26,350	BancorpSouth, Inc.	615,536
54,350	Bank Mutual Corp.	627,199
17,600	Cullen/Frost Bankers, Inc.	891,968
21,300	MB Financial, Inc.	595,335
31,400	Texas Capital BancShares, Inc. (a)	419,504
17,050	United Bankshares, Inc.	566,401
27,300	Wilmington Trust Corp.	607,152

		4,323,095

	Chemicals (3.3%):
21,000	Albemarle Corp.	468,300
24,800	Arch Chemicals, Inc.	646,536

		1,114,836

	Commercial Services (1.6%):
18,700	Steiner Leisure Ltd. (a)	552,024

	Computers (1.1%):
21,800	Avocent Corp. (a)	390,438

	Diversified Manufacturing (4.4%):
40,000	Barnes Group, Inc.	580,000
24,800	Carlisle Cos., Inc.	513,360
35,100	Worthington Industries, Inc.	386,802

		1,480,162

	Electrical Components & Equipment (6.1%):
45,800	Daktronics, Inc.	428,688
95,100	Entegris, Inc. (a)	208,269
19,300	Hubbell, Inc., Class B	630,724
19,700	Littlefuse, Inc. (a)	327,020
25,000	Park Electrochemical Corp.	474,000

		2,068,701

	Energy (3.4%):
16,900	Encore Acquisition Co. (a)	431,288
15,900	Foundation Coal Holdings, Inc.	222,918
24,300	St. Mary Land & Exploration Co.	493,533

		1,147,739

	Engineering Services (2.7%):
37,300	Tetra Tech, Inc. (a)	900,795

	Financial Services (3.2%):
12,800	Affiliated Managers Group, Inc. (a)	536,576
32,600	Calamos Asset Management, Inc., Class A	241,240
10,500	Jones Lang LaSalle, Inc.	290,850

		1,068,666

	Food & Beverage (4.4%):
27,600	Corn Products International, Inc.	796,260
14,800	Sensient Technologies Corp.	353,424
10,050	Weis Markets, Inc.	337,981

		1,487,665

	Household Products (1.8%):
10,600	Church & Dwight Co., Inc.	594,872

	Housing (1.4%):
26,600	The Ryland Group, Inc.	470,022

	Information Technology Services (3.0%):
14,700	CACI International, Inc., Class A (a)	662,823
15,600	Syntel, Inc.	360,672

		1,023,495

	Insurance (4.0%):
21,100	Arthur J. Gallagher & Co.	546,701
20,900	Assured Guaranty Ltd.	238,260
25,100	Selective Insurance Group, Inc.	575,543

		1,360,504

	Machinery (2.0%):
15,400	IDEX Corp.	371,910
19,450	Tennant Co.	299,530

		671,440

	Medical Products (4.7%):
37,900	VCA Antech, Inc. (a)	753,452
22,000	West Pharmaceutical Services, Inc.	830,940

		1,584,392

	Medical Services (5.1%):
4,800	Datascope Corp.	250,752
12,500	Edwards Lifesciences Corp. (a)	686,875
51,500	Odyssey Healthcare, Inc. (a)	476,375
12,500	Steris Corp.	298,625

		1,712,627

	Petroleum Refining (2.2%):
18,200	Tidewater, Inc.	732,914

	Pharmaceuticals (0.3%):
33,900	K-V Pharmaceutical Co., Class A (a)	97,632

	Real Estate Investment Trusts (3.4%):
8,700	Home Properties of New York, Inc.	353,220
13,300	Mack-Cali Realty Corp.	325,850
82,800	MFA Mortgage Investments, Inc.	487,692

		1,166,762

	Retail (7.8%):
47,300	AnnTaylor Stores Corp. (a)	272,921
29,700	Casey’s General Stores, Inc.	676,269
16,500	Columbia Sportswear Co.	583,605
45,000	Foot Locker, Inc.	330,300
20,700	Tractor Supply Co. (a)	748,098

		2,611,193

	Semiconductors (1.4%):
38,400	Microsemi Corp. (a)	485,376

	Software (3.6%):
17,700	ACI Worldwide, Inc. (a)	281,430
26,400	Micros Systems, Inc. (a)	430,848
21,400	National Instruments Corp.	521,304

		1,233,582

	Telecommunications (1.0%):
11,800	Anixter International, Inc. (a)	355,416

	Transportation (2.8%):
37,700	Werner Enterprises, Inc.	653,718
48,400	Winnebago Industries, Inc.	291,852

		945,570

	Utilities (6.8%):
22,500	IDACORP, Inc.	662,625
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (Unaudited)
SMALL COMPANY FUND (CONTINUED)

Shares or
Principal	Security
Amount	Description	Value
Common Stocks — Continued
	Utilities — Continued
17,200	Integrys Energy Group, Inc.	$739,256
43,800	Westar Energy, Inc.	898,338

		2,300,219

Total Common Stocks		32,613,415

Exchange Traded Funds (1.7%):
11,900	iShares Russell 2000	586,313

Total Exchange Traded Funds		586,313

Investment Company (2.2%):
740,009	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.24% (b)	740,009

Total Investment Company		740,009

Total Investments— 100.5% (Cost $36,382,106) (c)		33,939,737

Liabilities in excess of other assets — (0.5)%		(160,110)

NET ASSETS — 100.0%		$33,779,627

(a)	Non-income producing securities.

(b)	Rate disclosed is the seven day yield as of December 31, 2008.

(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (UNAUDITED)
INTERNATIONAL EQUITY FUND

	Security
Shares	Description	Value
Foreign Stock (80.4%):
	Australia (2.0%):
37,750	BHP Billiton Ltd.	$801,739
14,445	Rio Tinto Ltd.	386,983

		1,188,722

	Belgium (1.0%):
19,988	Anheuser-Busch Inbev NV	464,143
8,562	Telenet Group Holding NV (a)	147,445

		611,588

	Bermuda (0.3%):
719,000	Macquarie International Infrastructure Fund Ltd.	147,720

	Brazil (0.5%):
8,900	Cemig SA — ADR	122,286
6,500	Petroleo Brasileiro SA — ADR	159,185

		281,471

	Cayman Islands (0.4%):
363,360	Chaoda Modern Agriculture (Holdings) Ltd.	233,505

	China (0.4%):
45,134	Hiscox Ltd.	224,558

	Denmark (0.6%):
6,400	Novo Nordisk A/S, Class B	330,195

	Finland (0.8%):
31,266	Nokia OYJ	490,583

	France (9.3%):
33,969	Axa	762,369
12,439	BNP Paribas	536,863
5,558	Bouygues SA	235,763
17,007	France Telecom SA	473,978
8,093	Groupe DANONE	488,923
6,006	Lagardere S.C.A	243,986
10,667	Societe Generale	541,108
20,072	Total SA	1,103,418
1,417	Unibail-Rodamco	211,668
1,063	Vallourec SA	120,850
9,142	Vinci SA	385,746
10,710	Vivendi	349,043

		5,453,715

	Germany (6.4%):
7,308	Allianz AG	776,453
10,907	BASF AG	420,826
7,270	Bayer AG	421,933
16,991	Commerzbank AG	163,603
22,773	Deutsche Telekom AG	343,633
21,633	E.ON AG	836,829
4,040	Man AG	229,929
7,936	MorphoSys AG (a)	206,858
9,118	SAP AG	328,272

		3,728,336

	Greece (0.3%):
10,416	National Bank of Greece SA	193,410

	Hong Kong (1.4%):
44,200	ASM Pacific Technology Ltd.	145,683
1,118,000	Champion Technology Holdings Ltd.	38,495
32,000	Cheung Kong (Holdings) Ltd.	305,276
544,000	Chow Sang Sang Holdings International Ltd.	282,344
696,000	Victory City International Holdings Ltd.	46,147

		817,945

	Indonesia (0.7%):
923,500	PT Bank Mandiri	176,108
9,100	PT Telekomunikasi Indonesia — SP ADR	228,137

		404,245

	Ireland (0.2%):
10,719	Irish Life & Permanent PLC	24,046
40,288	Irish Life & Permanent PLC	88,226

		112,272

	Italy (1.5%):
129,189	Banca Intesa SpA	334,159
7,115	Saipem SpA	121,337
158,246	Unicredito Italiano SpA	402,299

		857,795

	Japan (11.9%):
18,200	Canon, Inc.	576,787
17	Central Japan Railway Co.	147,468
25,600	Honda Motor Co. Ltd.	545,367
19,600	Hoya Corp.	342,413
29	KDDI Corp.	207,114
11,800	Komatsu Ltd.	150,560
7,900	Kurita Water Industries Ltd.	213,613
11,300	Leopalace21 Corp.	114,522
6,500	Makita Corp.	145,464
73,000	Marubeni Corp.	279,546
67,000	Mitsubishi Tokyo Financial Group, Inc.	421,198
19,000	Mitsui O.S.K. Lines Ltd.	117,451
95	Mizuho Financial Group, Inc.	270,126
10,100	Murata Manufacturing Co. Ltd.	396,123
16,000	Nikon Corp.	192,083
1,500	Nintendo Co. Ltd.	573,354
251	NTT DoCoMo, Inc.	494,156
2,470	Orix Corp.	141,070
6,600	Shin-Etsu Chemical Co. Ltd.	304,668
58	Sumitomo Mitsui Financial Group, Inc.	240,627
32,000	Toyota Motor Corp.	1,058,100

		6,931,810

	Luxembourg (0.8%):
7,285	ArcelorMittal	176,564
3,889	ArcelorMittal	92,755
4,000	Millicom International Cellular SA	179,640

		448,959

	Malaysia (0.7%):
353,000	Evergreen Fibreboard, Berhad	55,380
218,700	IOI Corp., Berhad	226,926
755,500	TA Enterprise, Berhad	139,235

		421,541

	Mexico (0.3%):
5,300	America Movil — ADR, Series L	164,247

	Netherlands (2.3%):
4,196	Fugro NV	120,592
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (Unaudited)
INTERNATIONAL EQUITY FUND (CONTINUED)

	Security
Shares	Description	Value
Foreign Stock — Continued
	Netherlands — Continued
34,949	ING Groep NV	$384,603
25,767	Koninklijke Ahold NV	317,489
2,347	Koninklijke Vopak NV	88,935
8,747	Nutreco Holding NV	287,394
14,498	Reed Elsevier NV	172,353

		1,371,366

	Norway (0.5%):
33,500	DnB NOR ASA	132,999
36,260	Prosafe ASA (a)	138,692

		271,691

	Philippines (0.2%):
241,000	Metropolitan Bank & Trust Co.	120,932

	Russian (0.4%):
15,100	OAO Gazprom — SP ADR	217,550

	Singapore (1.2%):
2,000	Asia Enterprises Holding Ltd.	245
378,000	ASL Marine Holdings Ltd.	116,570
227,500	CSE Global Ltd.	59,400
26,000	DBS Group Holdings Ltd.	153,198
389,000	Tat Hong Holdings Ltd.	184,461
279,000	Wing Tai Holdings Ltd.	162,220

		676,094

	South Korea (0.8%):
1	Hana Financial Group, Inc.	16
6,250	KB Financial Group, Inc. — ADR (a)	163,750
4,922	LS Industrial Systems Co. Ltd. (a)	195,175
6,136	Pyeong San Co. Ltd. (a)	124,749

		483,690

	Spain (3.5%):
35,937	Banco Bilbao Vizcaya Argentaria SA	445,223
64,620	Banco Santander SA	624,205
10,880	Repsol YPF SA	232,264
31,795	Telefonica SA	717,586

		2,019,278

	Sweden (1.2%):
24,700	Alfa Laval AB	220,635
23,400	Atlas Copco AB, Class B	183,318
7,200	Hennes & Mauritz AB	286,542

		690,495

	Switzerland (6.8%):
25,085	ABB Ltd.	382,712
13,644	Credit Suisse Group	382,529
4,247	Holcim Ltd.	245,921
4,102	Kuehne & Nagel International AG	265,792
31,400	Nestle SA	1,243,907
1,726	Syngenta AG	335,444
39,474	UBS AG (a)	574,564
2,532	Zurich Financial Services AG	553,428

		3,984,297

	Taiwan (1.2%):
56,448	Hon Hai Precision Industry Co. Ltd.	191,923
1,450	Hon Hai Precision Industry Co. Ltd. - GDR	5,626
44,000	St. Shine Optical Co. Ltd.	144,191

Shares or
Principal	Security
Amount	Description	Value
Foreign Stock — Continued
	Taiwan — Continued
29,097	Taiwan Semiconductor Manufacturing Co. - ADR	$229,866
189,294	Wistron Corp.	144,846

		716,452

	United Kingdom (22.8%):
17,470	Anglo American PLC	407,600
57,869	Aviva PLC	327,834
146,538	Barclays PLC	332,983
49,280	BG Group PLC	681,947
168,831	BP PLC	1,302,962
82,346	Bradford & Bingley PLC	0
15,514	British American Tobacco PLC	404,613
96,889	BT Group PLC	194,807
60,966	Centrica PLC	234,650
362,423	Charlemagne Capital Ltd.	40,655
24,881	Diageo PLC	349,514
29,502	FirstGroup PLC	186,528
148,179	HBOS PLC	153,354
75,675	Home Retail Group PLC	233,509
107,358	HSBC Holdings PLC	1,050,477
37,306	IMI PLC	148,144
16,450	Imperial Tobacco Group PLC	439,289
45,429	JKX Oil & Gas PLC	121,813
103,254	Legal & General Group PLC	115,381
40,247	Persimmon PLC	134,527
23,214	Petrofac Ltd.	116,174
78,250	Prudential PLC	474,880
11,527	Reckitt Benckiser Group PLC	431,822
3,157,096	Rolls-Royce Group PLC, C Shares (a)	0
61,328	Rolls-Royce Group PLC	299,938
327,555	Royal Bank of Scotland Group PLC	241,063
40,345	Royal Dutch Shell PLC	1,022,433
25,419	Scottish and Southern Energy PLC	448,062
21,783	Smiths Group PLC	279,843
13,041	Spirax-Sarco Engineering PLC	172,701
33,448	Standard Chartered PLC	427,898
65,591	Tesco PLC	341,451
26,093	Travis Perkins PLC	129,715
31,949	Umeco PLC	119,328
29,914	Vedanta Resources PLC	268,551
464,898	Vodafone Group PLC	951,717
84,675	William Morrison Supermarkets PLC	343,133
19,714	WPP PLC	115,246
25,886	Xstrata PLC	242,166

		13,286,708

Total Foreign Stock		46,881,170

Preferred Stock (0.2%):
	Germany (0.2%):
2,831	Volkswagen AG	155,954
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2008 (Unaudited)
INTERNATIONAL EQUITY FUND (CONTINUED)

Shares or
Principal	Security
Amount	Description	Value
Preferred Stock — Continued

Total Preferred Stocks		155,954

Exchange Traded Funds (19.3%):
	France (7.2%):
43,837	streetTRACKS MSCI Europe Health Care ETF Fund	$2,690,613
15,179	streetTRACKS MSCI Europe Utilities ETF Fund	1,494,524

		4,185,137

	Ireland (5.2%):
306,224	iShares MSCI Japan Fund	2,847,879
9,764	iShares MSCI Turkey	172,191

		3,020,070

	Japan (0.0%):
141	NEXT FUNDS TOPIX-17 PHARMACEUTICAL ETF	18,763

	Singapore (0.3%):
46,700	iShares MSCI India	163,450

	United Kingdom (0.6%):
61,554	ETFS Agriculture DJ-AIGSM (a)	357,475

	United States (6.0%):
5,927	iShares FTSE/Xinhue China 25 Index Fund	172,950
305,092	iShares MSCI Japan Index Fund	2,928,883
4,777	SPDR Gold Trust	413,449

		3,515,282

Total Exchange Traded Funds		11,260,177

Investment Company (0.4%):
	United States (0.4%):
32,001	The Thai Capital Fund, Inc. (b)	214,727

Principal	Security
Amount	Description	Value
Investment Companies — Continued

Total Investment Company		214,727

Warrants (0.0%):
	Hong Kong (0.0%):
340,186	Champion Technology Holdings Ltd.	$439

	Singapore (0.0%):
32,100	Tat Hong Holdings Ltd.	891

Total Warrants		1,330

Rights (0.1%):
	Hong Kong (0.0%):
348,000	Victory City International Holdings Ltd.	3,188

	Singapore (0.1%):
13,000	DBS Group Holdings Ltd.	27,078

	United Kingdom (0.0%):
224,956	HBOS PLC	0

Total Rights		30,266

Total Investments— 100.4% (Cost $79,161,171) (c)		58,543,624

Liabilities in excess of other assets — (0.4)%		(225,670)

NET ASSETS — 100.0%		$58,317,954

(a)	Non-income producing securities.

(b)	The security has been deemed illiquid according to the policies and procedures accepted by the Board of Directors. The total value of illiquid securities represents 0.4% of net assets.

(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.

ADR	American Depositary Receipt

GDR	Global Depository Receipt

PLC	Public Liability Co.
See notes to schedules of portfolio investments

FIRST FOCUS FUNDS
Notes to Schedules of Investments
December 31, 2008
1. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the First Focus Funds, Inc. (the “Company”) in the preparation of its schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of schedule of investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Company currently offers shares of eight series (collectively, the “Funds” and individually, a “Fund”).
Security Valuation
The net asset value per share of each Fund is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund’s net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund’s assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term investments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Each Fund’s respective investment adviser, FNB Fund Advisers (“FNB”), a separately identifiable department of First National Bank of Omaha (“FNBO”) or Tributary Capital Management, LLC (“Tributary”), an affiliate of FNBO, assists the Company’s Board of Directors (the “Board”) which is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee of the Board pursuant to procedures established by the Board. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. The International Equity Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets.
Effective April 1, 2008, the Funds began applying the standards established under Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. One key component to the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the following Funds’ net assets as of December 31, 2008:

		LEVEL 2 - Other Significant	LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
	Investments	Investments	Investments	Investments
Fund Name	in Securities	in Securities	in Securities	in Securities
Short-Intermediate Bond Fund	$250,636	$52,145,700	$—	$52,396,336
Income Fund	244,854	52,909,692	—	53,154,546
Balanced Fund	18,022,283	7,134,241	—	25,156,524
Core Equity Fund	74,276,593	—	—	74,276,593
Large Cap Growth Fund	22,869,320	—	—	22,869,320
Growth Opportunities Fund	46,097,005	—	—	46,097,005
Small Company Fund	33,939,737	—	—	33,939,737
International Equity Fund	58,346,075	197,549	—	58,543,624
Securities Transactions and Investment Income
During the period, securities transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

Risk Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those securities.
Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of a liquidity and high price volatility with respect to securities of issuers from developing countries.
Forward Foreign Currency Exchange Contracts
The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The International Equity Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Loans of Portfolio Securities
All Funds, other than the International Equity Fund, may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank (“SSB”). Each Fund will limit its securities lending activity to 33 1/3% of its total assets. Security loans made pursuant to the Lending Agreement must maintain loan collateral with SSB at all times in an amount equal to no less than 100% of the current fair value of the loaned securities based on the prior day’s closing price in the form of cash or U.S. Government obligations to secure the return of the loaned securities. The initial value of loan collateral must be no less than 102% of the fair value of the loaned securities plus the accrued interest on debt securities. SSB must, in accordance with SSB’s reasonable and customary practices, mark loaned securities and collateral to their fair value each business day based upon the fair value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the fair value of the loaned securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement.
As of December 31, 2008, the market value of pool of securities in which the cash collateral was invested was less than 100% of the fair value of the loaned securities as detailed in the table below. Management is in discussions with SSB to determine how this will ultimately impact the Funds. The value of the pool of investments on the Schedule of Portfolio Investments and net assets of the Funds has been adjusted to reflect the potential impact.
According to the terms of the Lending Agreement, each Fund retains 70% of the income generated from the lending of its securities, of which a fee is allocated to First National Bank of Omaha (“First National”) based on actual costs incurred and which is approved by the Board, and SSB retains 30% of the respective securities lending income. For the fiscal period, First National received $199 for their lending services as custodian. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.
In the event of bankruptcy of the borrower, realization or retention of the collateral may be subject to legal proceedings.
The value of loaned securities and related collateral outstanding at December 31, 2008, was as follows:

	Value of	Value of
Fund	Cash Collateral	Securities Loaned
Short-Intermediate Bond Fund	$7,846,944	$8,095,430
Income Fund	2,912,388	3,033,064
Cash collateral received for securities on loan was invested in the Securities Lending Quality Trust, an unregistered New Hampshire Trust (the “Trust”). The Trust is a pool of assets comprised of certificates of deposit, asset-backed securities, corporate bonds, bank notes, repurchase agreements, commercial paper, instruments issued by U.S. government agencies, deposit notes, time deposits and asset-backed commercial paper. In the quarter ended December 31, 2008, it came to the attention of the Funds that the net asset value of the Trust was less than $1 per unit. As part of the previous determination to terminate the securities lending agreement with SSB and to retain Union Bank of California (“UBOC”) for securities lending activities, the Funds gave SSB notice of termination. SSB invoked certain contractual provisions of the Lending Agreement and Trust documents to prevent termination of the program on the grounds that all investors in the Trust would be harmed by redemption of the Funds’ investments. SSB and the Funds agreed in writing that no more than $12 million in principal amount of fixed income securities would be subject to the securities lending agreement at any time. In addition, SSB agreed to commence winding down the Funds’ securities lending program as soon as reasonably practicable given the current illiquid fixed income markets and to report to the Funds no less than monthly on progress towards termination.
While the Funds have executed an agreement with UBOC for securities lending, in light of the current market conditions, the Funds have not yet determined when or if they will commence securities lending transactions under the UBOC arrangement.
Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 adopted under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid or not is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At December 31, 2008, the International Equity Fund held illiquid securities representing 0.4% of its net assets. The illiquid securities in the International Equity Fund held as of December 31, 2008 are identified below:

	Acquisition	Acquisition
Security	Date	Cost	Shares	Fair Value

The Thai Capital Fund, Inc.	(a)	$337,177	32,001	$214,727

(a)	Purchased on various dates beginning 8/22/07.
2. Concentration of Credit Risk
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.
3. Federal Income Taxes
At December 31, 2008, the cost, gross unrealized appreciation and depreciation on securities and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

				Net Tax
		Tax	Tax	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
Short-Intermediate Bond Fund	$53,081,316	$1,496,925	$(2,115,711)	$(618,786)
Income Fund	55,040,173	1,919,034	(3,744,149)	(1,825,115)
Balanced Fund	28,048,132	1,394,584	(4,286,192)	(2,891,608)
Core Equity Fund	79,683,257	10,701,486	(16,108,150)	(5,406,664)
Large Cap Growth Fund	32,384,104	99,948	(9,614,732)	(9,514,784)
Growth Opportunities Fund	51,655,086	4,777,028	(10,335,109)	(5,558,081)
Small Company Fund	36,756,020	4,383,725	(7,200,008)	(2,816,283)
International Equity Fund	81,744,163	2,090,345	(25,290,884)	(23,200,539)

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  First Focus Funds, Inc.

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date 02/27/2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date 02/27/2009

By (Signature and Title)*	/s/ Mike Summers
Mike Summers, President
Date 02/27/2009

*	Print the name and title of each signing officer under his or her signature.